Commitments and Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended			3 Months Ended						3 Months Ended					3 Months Ended										3 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2012 Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Syndicated Revolving Credit Facility [Member] USD ($)	Mar. 31, 2012 Rated Bonds [Member] USD ($)	Mar. 31, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Mar. 31, 2012 Mandatory Convertible Bonds [Member] USD ($)	Mar. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Mar. 31, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Mar. 31, 2012 Ten Year Unsecured Notes [Member] USD ($)	Mar. 31, 2012 Thirty Year Unsecured Notes [Member] USD ($)	Mar. 31, 2012 South Africa [Member] USD ($)	Mar. 31, 2012 Brazil [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] USD ($)	Mar. 31, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Mar. 31, 2012 Ghana [Member] USD ($)	Mar. 31, 2012 Tanzania [Member] USD ($)	Mar. 31, 2012 Ashanti Treasury Services Limited [Member] USD ($)	Mar. 31, 2012 Geita Management Company Limited [Member] USD ($)	Mar. 31, 2012 Boddington Gold Mine [Member] USD ($)	Mar. 31, 2012 Tau Lekoa Gold Mine [Member] USD ($) Oz	Mar. 31, 2012 Tau Lekoa Gold Mine [Member]	Mar. 31, 2012 Oro Group [Member] USD ($)	Mar. 31, 2012 Oro Group [Member] ZAR	Mar. 31, 2012 Anglo Gold Ashanti United States Of America [Member] USD ($)	Mar. 31, 2012 Anglo Gold Ashanti [Member] USD ($)	Mar. 31, 2012 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 370
Authorized by the directors but not yet contracted for	1,444
Total Capital Expenditure Commitments	1,814
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	3,028
Financial Guarantees [Line Items]
Financial Guarantees Surety																												13	100
Financial Guarantees Reclamation Bonds																														101
Financial Guarantees, Environmental Bonds																																33
Financial Guarantees Environmental Guarantees																															175
Gain Contingency [Line Items]
Contingent Assets Royalty																									0	0
Royalties received in cash during the three months ended March 31, 2012.	16	8																								1
Total royalties received and receivable to date																									56
Contingent Assets Rate Payable [Dollar Per Ounce]																									600
Contingent Assets Maximum Royalty Cap																									100
Contingent Assets Royalty On Further Production Receivable [Ounces]																										1.5	1.5
Contingent Assets Ounces Produced (Ounces)																										219,005	219,005
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																										180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																										3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																									forty five days
Hedging Guarantees [Line Items]
Hedging Guarantees																							0	0
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution														0
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]															12.00%
Contingent Liabilities Gold Deliveries Sales Tax															91	56	35
Contingent Liabilities Other Tax Disputes															42			10	23	9		0
Contingent Liabilities Indirect Taxes																					14
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure				0		1,026	742		791	0
Line Of Credit Facility Maximum Borrowing Capacity	1,000		1,000		1,000						600
Line Of Credit Facility Revolving Credit Facility Period (Years)				four year						four year	four year
Debt Instrument Face Amount	$ 1,000.0		$ 1,000.0					$ 732.5	$ 789.0			$ 700.0	$ 300.0
Debt Instrument Interest Rate Stated Percentage								3.50%	6.00%			5.375%	6.50%